As filed with the Securities and Exchange Commission on September 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 28

Date of reporting period: March 1, 2016 – August 31, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

NWS INTERNATIONAL PROPERTY FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2016

Shares	Security Description	Value
Common Stock - 93.8%
Australia - 14.0%
100,500	Mirvac Group REIT	$175,231
71,470	Stockland REIT	260,510
36,270	The GPT Group REIT	145,289
71,600	Vicinity Centres REIT	178,114
		759,144
China - 5.7%
36,000	China Overseas Land & Investment, Ltd.	119,033
48,000	China Resources Land, Ltd.	135,197
68,500	Greentown China Holdings, Ltd. (a)	55,983
		310,213
France - 8.9%
1,220	Gecina SA REIT	190,859
1,640	ICADE REIT	126,554
3,560	Klepierre REIT	166,822
		484,235
Germany - 5.0%
3,080	ADO Properties SA (b)	135,121
6,100	Grand City Properties SA	134,010
		269,131
Hong Kong - 17.9%
25,500	Hongkong Land Holdings, Ltd.	165,495
35,000	Hysan Development Co., Ltd.	168,965
57,000	Kerry Properties, Ltd.	165,690
135,431	New World Development Co., Ltd.	169,866
42,000	Shangri-La Asia, Ltd.	45,478
18,000	Sun Hung Kai Properties, Ltd.	253,379
		968,873
Japan - 18.5%
8,200	Aeon Mall Co., Ltd.	115,394
7,600	Daiwa House Industry Co., Ltd.	196,234
8,000	Mitsubishi Estate Co., Ltd.	151,317
11,000	Mitsui Fudosan Co., Ltd.	236,872
7,000	Sumitomo Realty & Development Co., Ltd.	184,734
20,800	Tokyu Fudosan Holdings Corp.	115,796
		1,000,347
Netherlands - 3.3%
650	Unibail-Rodamco SE REIT	178,360
Singapore - 4.9%
46,800	CapitaLand, Ltd.	105,454
16,600	City Developments, Ltd.	103,442
13,344	UOL Group, Ltd.	54,455
		263,351
Shares	Security Description	Value
Spain - 3.8%
5,800	Melia Hotels International SA	$72,201
11,766	Merlin Properties Socimi SA REIT	136,756
		208,957
Thailand - 2.6%
80,300	Central Pattana PCL, NVDR	139,766
United Kingdom - 9.2%
19,230	Great Portland Estates PLC REIT	171,082
9,600	Land Securities Group PLC REIT	137,912
6,400	Shaftesbury PLC REIT	81,310
6,400	The UNITE Group PLC	52,652
17,400	Urban & Civic PLC	53,866
		496,822
Total Common Stock (Cost $4,979,826)	5,079,199
Total Investments - 93.8% (Cost $4,979,826)*	$5,079,199
Other Assets & Liabilities, Net – 6.2%	336,423
Net Assets – 100.0%	$5,415,622

PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $135,121 or 2.5% of net assets.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$373,798
Gross Unrealized Depreciation	(274,425)
Net Unrealized Appreciation	$99,373

See Notes to Financial Statements.	1

NWS INTERNATIONAL PROPERTY FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2016

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2016.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$5,079,199
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$5,079,199

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended August 31, 2016.

PORTFOLIO HOLDINGS
% of Total Investments
Australia	14.9%
China	6.1%
France	9.5%
Germany	5.3%
Hong Kong	19.1%
Japan	19.7%
Netherlands	3.5%
Singapore	5.2%
Spain	4.1%
Thailand	2.8%
United Kingdom	9.8%
100.0%

See Notes to Financial Statements.	2

NWS INTERNATIONAL PROPERTY FUND STATEMENT OF ASSETS AND LIABILITIES AUGUST 31, 2016

ASSETS
Total investments, at value (Cost $4,979,826)	$5,079,199
Cash	307,210
Foreign currency (Cost $13,134)	13,137
Receivables:
Investment securities sold	13,138
Dividends and interest	7,326
From investment adviser	11,603
Prepaid expenses	5,443
Total Assets	5,437,056

LIABILITIES
Foreign capital gains tax payable	5,680
Accrued Liabilities:
Trustees' fees and expenses	70
Fund services fees	8,965
Other expenses	6,719
Total Liabilities	21,434

NET ASSETS	$5,415,622

COMPONENTS OF NET ASSETS
Paid-in capital	$5,493,571
Distributions in excess of net investment income	(29,430)
Accumulated net realized loss	(142,189)
Net unrealized appreciation	93,670
NET ASSETS	$5,415,622

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	585,292

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$9.25
* Shares redeemed or exchanged within 90 days of purchase are charged a 1.50% redemption fee.

See Notes to Financial Statements.	3

NWS INTERNATIONAL PROPERTY FUND STATEMENT OF OPERATIONS AUGUST 31, 2016

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $9,055)	$88,185
Interest income	256
Total Investment Income	88,441

EXPENSES
Investment adviser fees	19,970
Fund services fees	53,467
Custodian fees	5,709
Registration fees	5,163
Professional fees	15,251
Trustees' fees and expenses	1,318
Miscellaneous expenses	12,948
Total Expenses	113,826
Fees waived and expenses reimbursed	(87,200)
Net Expenses	26,626

NET INVESTMENT INCOME	61,815

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(103,190)
Foreign currency transactions	228
Net realized loss	(102,962)
Net change in unrealized appreciation (depreciation) on:
Investments	551,828
Deferred foreign capital gains taxes	(4,810)
Foreign currency translations	(16)
Net change in unrealized appreciation (depreciation)	547,002
NET REALIZED AND UNREALIZED GAIN	444,040
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$505,855

See Notes to Financial Statements.	4

NWS INTERNATIONAL PROPERTY FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended August 31, 2016	March 31, 2015* through February 29, 2016
OPERATIONS
Net investment income	$61,815	$14,930
Net realized loss	(102,962)	(8,992)
Net change in unrealized appreciation (depreciation)	547,002	(453,332)
Increase (Decrease) in Net Assets Resulting from Operations	505,855	(447,394)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	-	(136,410)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	-	5,360,010
Reinvestment of distributions:
Institutional Shares	-	133,561
Increase in Net Assets from Capital Share Transactions	-	5,493,571
Increase in Net Assets	505,855	4,909,767

NET ASSETS
Beginning of Period	4,909,767	-
End of Period (Including line (a))	$5,415,622	$4,909,767

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	-	570,285
Reinvestment of distributions:
Institutional Shares	-	15,007
Increase in Shares	-	585,292

(a) Distributions in excess of net investment income	$(29,430)	$(91,245)
* Commencement of operations.

See Notes to Financial Statements.	5

NWS INTERNATIONAL PROPERTY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended August 31, 2016		March 31, 2015 (a) through February 29, 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$8.39		$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.11		0.05
Net realized and unrealized gain (loss)	0.75		(1.23)
Total from Investment Operations	0.86		(1.18)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		(0.43)
NET ASSET VALUE, End of Period	$9.25		$8.39
TOTAL RETURN	10.25	%(c)	(12.09	)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$5,416		$4,910
Ratios to Average Net Assets:
Net investment income	2.32	%(d)	0.55	%(d)
Net expenses	1.00	%(d)	1.00	%(d)
Gross expenses (e)	4.26	%(d)	8.26	%(d)
PORTFOLIO TURNOVER RATE	11	%(c)	17	%(c)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Not annualized.
(d)		Annualized.
(e)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	6

NWS INTERNATIONAL PROPERTY FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2016

Note 1. Organization
The NWS International Property Fund (the "Fund") is a non-diversified portfolio of Forum Funds II (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on March 31, 2015. The Fund currently offers one class of shares: Institutional Shares. The Fund seeks to generate maximum total return through current income and capital appreciation by investing in real estate-related and equity-linked securities internationally.
Note 2. Summary of Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange-traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Shares of open-end mutual funds are valued at net asset value ("NAV"). Short-term investments that mature in 60 days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust's Valuation Committee, as defined in the Fund's registration statement, performs certain functions as they relate to the administration and oversight of the Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of August 31, 2016, for the Fund's investments is included in the Fund's Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon

7

NWS INTERNATIONAL PROPERTY FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2016

as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended ("Code"), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund will file a U.S. federal income and excise tax return as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of August 31, 2016, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
REITs – The Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in the Fund's annual distributions to shareholders and, accordingly, a portion of the Fund's distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 90 days of purchase will incur a redemption fee of 1.50% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes the Fund may concentrate cash with the Fund's custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation ("FDIC") insurance limits. As of August 31, 2016, the Fund held $57,210 as cash reserves at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – Northwood Securities LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution (12b-1) services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates.

8

NWS INTERNATIONAL PROPERTY FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2016

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees' fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Expenses Reimbursed and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.00% through at least June 30, 2017. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended August 31, 2016, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$19,970	$61,061	$6,169	$87,200

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) does not cause the net annual fund operating expenses of the Fund to exceed the expense cap in place at the time the fees were waived. As of August 31, 2016, the following amounts are subject to recapture by the Adviser:
	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
February 29, 2016	$184,976	February 28, 2019	$-
August 31, 2016	$81,031	February 29, 2020	$-

Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended August 31, 2016, were $589,142 and $530,330, respectively.
Note 7. Federal Income Tax
As of February 29, 2016, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$33,798
Capital and Other Losses	(36,199)
Unrealized Depreciation	(581,403)
Total	$(583,804)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to currency gain/loss, investments in passive foreign investment companies and wash sales.
The Fund has $574 of available short-term capital loss carryforwards that have no expiration date.
For tax purposes, the prior year post-October loss was $35,625 (realized during the period November 1, 2015 through February 29, 2016). This loss was recognized for tax purposes on the first business day of the Fund's current fiscal year, March 1, 2016.

9

NWS INTERNATIONAL PROPERTY FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2016

Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

10

NWS INTERNATIONAL PROPERTY FUND ADDITIONAL INFORMATION AUGUST 31, 2016

Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (844) 218-5182 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. The Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (844) 218-5182 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2016, through August 31, 2016.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	March 1, 2016	August 31, 2016	Period*	Ratio*
Institutional Shares
Actual	$1,000.00	$1,102.51	$5.30	1.00%
Hypothetical (5% return before taxes)	$1,000.00	$1,020.16	$5.09	1.00%

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.
11

NWS INTERNATIONAL PROPERTY FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(844) 218-5182 (toll free)

INVESTMENT ADVISER
Northwood Securities LLC
575 5th Avenue, 23rd Floor
New York, NY 10017

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

231-SAR-0816

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	September 22, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	September 22, 2016